Debt (Details) - Revolving Credit Facility		3 Months Ended
	Jun. 30, 2015 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 25, 2014 USD ($)
Line of Credit Facility [Line Items]
Maximum borrowing capacity					$ 170,000,000.0
Remaining borrowing capacity		$ 144,149,393	$ 146,181,002
Maximum leverage ratio		4.0
Debt covenant, minimum availability required		$ 10,000,000
London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Increments of debt that can be converted		$ 500,000
Maximum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Basis spread on variable rate		3.00%
Minimum
Line of Credit Facility [Line Items]
Interest coverage rate		3.0
Minimum | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Basis spread on variable rate		1.50%
Sturgeon Acquisitions LLC
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 25,000,000.0
Remaining borrowing capacity			19,100,000	$ 18,200,000
Interest coverage rate	3.5
Debt covenant, minimum availability required				$ 5,000,000.0
Interest rate, stated percentage	2.00%
Long-term line of credit		$ 0	$ 0
Sturgeon Acquisitions LLC | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Basis spread on variable rate	3.00%